RELATED PARTY TRANSACTIONS - MILK (Details) - Related Party - Milk Makeup - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Administrative expenses	$ 0.3	$ 0.3	$ 0.3
Influencer fees	$ 0.1	$ 0.1